Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Schedule of notes payable
	June 30,		December 31,
	2018		2017

$550k Note - July 2016	$612,409	*	$550,000
$50k Note - July 2016	59,771	*	50,000
$111k Note - May 2017	123,053	*	111,000
$53k Note - July 2017	---		53,000
$35k Note - September 2017	---		35,000
$55k Note - September 2017	---		55,000
$53k Note II - October 2017	---		53,000
$171.5k Note - October 2017	171,500		171,500
$57.8k Note - January 2018	57,750		---
$112.8k Note - February 2018	112,750		---
$83k Note - February 2018	83,000		---
$105k Note - March 2018	105,000		---
$63k Note - April 2018	63,000		---
$57.8k Note - April 2018	57,750		---
$90k Note - April 2018	90,000		---
$53k Note II - April 2018	53,000		---
$68.3k Note - May 2018	68,250		---
$37k Note May 2018	37,000		---
$63k Note II - May 2018	63,000		---
$78.8k Note - May 2018	78,750		---
	1,835,983		1,078,500
Less: unamortized discount	(689,883)		(266,642)
Convertible notes payable, net of original issue discount and debt discount	1,146,100		811,858
Less: convertible notes payable, long term portion	(795,233)		---
Convertible notes payable, current portion	$350,867		$811,858

* - Denotes that convertible note payable is carried at fair value

	December 31,
	2017		2016
Face Value
$550k Note - July 2016		$550,000	$550,000
$50k Note - July 2016		50,000	50,000
$111k Note - May 2017		111,000	---
$53k Note - July 2017		53,000	---
$35k Note - September 2017		35,000	---
$55k Note - September 2017		55,000	---
$53k Note II - October 2017		53,000	---
$171.5k Note - October 2017		171,500	---
		1,078,500	600,000
Unamortized Discount
$550k Note - July 2016	$	---	$(96,631)
$50k Note - July 2016		---	(17,701)
$111k Note - May 2017		(6,931)	---
$53k Note - July 2017		(19,946)	---
$35k Note - September 2017		(20,676)	---
$55k Note - September 2017		(38,274)	---
$53k Note II - October 2017		(39,939)	---
$171.5k Note - October 2017		(140,876)	---
		(266,642)	(114,332)
Net Book Value
$550k Note - July 2016		$550,000	$453,369
$50k Note - July 2016		50,000	32,299
$111k Note - May 2017		104,069	---
$53k Note - July 2017		33,054	---
$35k Note - September 2017		14,324	---
$55k Note - September 2017		16,726	---
$53k Note II - October 2017		13,061	---
$171.5k Note - October 2017		30,624	---

Convertible notes payable, net of original issue discount and debt discount		$811,858	$485,668

Convertible Note Payable - July 2016 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Original issue discount	$50,000
Warrants	111,479
Embedded conversion feature	161,479
Convertible note	227,042

Face value of convertible note	$550,000

Convertible Notes Payable - May 2017 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Original issue discount	$11,000
Warrants	27,595
Embedded conversion feature	38,595
Convertible note	33,810

Notes payable and bank loans, long-term portion	$111,000

Convertible Notes Payable - July 2017 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Cash repayment	$74,922
Less face value of convertible note payable retired	(53,000)
Less carrying value of derivative financial instruments arising from ECF	(53,893)
Less accrued interest	(2,644)
Plus carrying value of discount at extinguishment	18,427

Gain on extinguishment of debt	$(16,188)

Embedded conversion feature	$58,154
Original issue discount	3,000
Financing cost	(8,154)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

Convertible Notes Payable - September 2017 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Cash repayment	$49,502
Less face value of convertible note payable retired	(35,000)
Less carrying value of derivative financial instruments arising from ECF	(37,269)
Less accrued interest	(1,716)
Plus carrying value of discount at extinguishment	12,705

Gain on extinguishment of debt	$(11,778)

Embedded conversion feature	$38,338
Original issue discount	3,000
Financing cost	(6,338)
Convertible note	---

Notes payable and bank loans, long-term portion	$35,000

Convertible Notes Payable - September 2017 One [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Cash repayment	$85,258
Less face value of convertible note payable retired	(55,000)
Less carrying value of derivative financial instruments arising from ECF	(69,687)
Less accrued interest	(2,759)
Plus carrying value of discount at extinguishment	27,425

Gain on extinguishment of debt	$(14,763)

Embedded conversion feature	$65,332
Original issue discount	7,500
Financing cost	(17,832)
Convertible note	---

Notes payable and bank loans, long-term portion	$55,000

Convertible Notes Payable - October 2017 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Cash repayment	$75,000
Less face value of convertible note payable retired	(53,000)
Less carrying value of derivative financial instruments arising from ECF	(55,790)
Less accrued interest	(2,571)
Plus carrying value of discount at extinguishment	19,496

Gain on extinguishment of debt	$(16,865)

Embedded conversion feature	$57,571
Original issue discount	3,000
Financing cost	(7,571)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

Convertible Notes Payable - October 2017 One [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$183,061
Original issue discount	21,500
Financing cost	(33,061)
Convertible note	---

Notes payable and bank loans, long-term portion	$171,500

Convertible Notes Payable - January 2018 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$82,652
Original issue discount and fees	7,750
Financing cost	(32,652)
Convertible note	---

Notes payable and bank loans, long-term portion	$57,750

Convertible Notes Payable - February 2018 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$161,527
Original issue discount and fees	12,750
Financing cost	(61,527)
Convertible note	---

Notes payable and bank loans, long-term portion	$112,750

Convertible Notes Payable - February 2018 One [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$119,512
Original issue discount and fees	8,000
Financing cost	(44,512)
Convertible note	---

Notes payable and bank loans, long-term portion	$83,000

Convertible Notes Payable - March 2018 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$153,371
Original issue discount and fees	5,000
Financing cost	(53,371)
Convertible note	---

Notes payable and bank loans, long-term portion	$105,000

Convertible Notes Payable - April 2018 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$83,806
Original issue discount and fees	3,000
Financing cost	(23,806)
Convertible note	---

Notes payable and bank loans, long-term portion	$63,000

Convertible Notes Payable - April 2018 One [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$83,397
Original issue discount and fees	7,750
Financing cost	(33,397)
Convertible note	---

Notes payable and bank loans, long-term portion	$57,750

Convertible Notes Payable - April 2018 Two [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$130,136
Original issue discount and fees	4,500
Financing cost	(44,636)
Convertible note	---

Notes payable and bank loans, long-term portion	$90,000

Convertible Notes Payable - April 2018 Three [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$71,679
Original issue discount and fees	3,000
Financing cost	(21,679)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

Convertible Notes Payable - May 2018 [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$99,422
Original issue discount and fees	3,250
Financing cost	(34,422)
Convertible note	---

Notes payable and bank loans, long-term portion	$68,250

Convertible Notes Payable - May 2018 One [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$54,086
Original issue discount and fees	2,000
Financing cost	(19,086)
Convertible note	---

Notes payable and bank loans, long-term portion	$37,000

Convertible Notes Payable - May 2018 Two [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$90,390
Original issue discount and fees	3,000
Financing cost	(30,390)
Convertible note	---

Notes payable and bank loans, long-term portion	$63,000

Convertible Notes Payable - May 2018 Three [Member]
Short-term Debt [Line Items]
Schedule of allocation of proceeds at inception
Embedded conversion feature	$116,027
Original issue discount and fees	3,750
Financing cost	(41,027)
Convertible note	---

Notes payable and bank loans, long-term portion	$78,750